Vanguard® PRIMECAP Core Fund
Schedule of Investments (unaudited)
As of December 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.3%)
Communication Services (6.6%)
	Alphabet Inc. Class A	1,661,690	314,558
	Alphabet Inc. Class C	1,183,920	225,466
	Walt Disney Co.	679,215	75,630
	Meta Platforms Inc. Class A	109,600	64,172
	T-Mobile US Inc.	258,190	56,990
	Nintendo Co. Ltd.	507,500	29,558
	Electronic Arts Inc.	156,400	22,881
*	Netflix Inc.	18,000	16,044
*	Charter Communications Inc. Class A	40,600	13,916
	Comcast Corp. Class A	156,200	5,862
*	Altice USA Inc. Class A	160,000	386
			825,463
Consumer Discretionary (9.5%)
	Sony Group Corp. ADR	8,471,900	179,265
	TJX Cos. Inc.	1,338,700	161,728
	Ross Stores Inc.	1,018,920	154,132
	Royal Caribbean Cruises Ltd.	527,400	121,666
	Alibaba Group Holding Ltd. ADR	1,302,500	110,439
	Whirlpool Corp.	739,064	84,608
*	Mattel Inc.	4,758,880	84,375
*	CarMax Inc.	1,012,870	82,812
*	Tesla Inc.	111,900	45,190
*	Amazon.com Inc.	165,450	36,298
	Newell Brands Inc.	2,935,000	29,233
	Marriott International Inc. Class A	95,000	26,499
	Bath & Body Works Inc.	526,300	20,405
*	Burlington Stores Inc.	46,000	13,113
*	Capri Holdings Ltd.	598,363	12,602
	McDonald's Corp.	31,800	9,219
*	Carnival Corp.	348,400	8,682
*	Leslie's Inc.	795,200	1,773
*	Norwegian Cruise Line Holdings Ltd.	68,440	1,761
	Restaurant Brands International Inc.	10,700	697
			1,184,497
Consumer Staples (1.2%)
*	Dollar Tree Inc.	777,050	58,232
*	BJ's Wholesale Club Holdings Inc.	421,000	37,616
	Sysco Corp.	470,100	35,944
	Tyson Foods Inc. Class A	175,000	10,052
	Altria Group Inc.	116,500	6,092
	Walmart Inc.	8,400	759
			148,695
Energy (3.1%)
	Exxon Mobil Corp.	858,451	92,343
	ConocoPhillips	852,900	84,582
	Cameco Corp.	1,091,500	56,092
	Hess Corp.	297,000	39,504
	EOG Resources Inc.	287,621	35,257
	TechnipFMC plc	723,600	20,941
	Coterra Energy Inc.	706,150	18,035
	Expand Energy Corp.	164,730	16,399
*	Transocean Ltd. (XNYS)	2,487,200	9,327
	Schlumberger NV	242,400	9,294
	Valero Energy Corp.	65,200	7,993
			389,767
Financials (11.1%)
	Raymond James Financial Inc.	1,714,205	266,267
	JPMorgan Chase & Co.	947,100	227,029

Vanguard® PRIMECAP Core Fund
		Shares	Market Value ($000)
	Wells Fargo & Co.	2,441,280	171,476
	Visa Inc. Class A	372,520	117,731
	Northern Trust Corp.	1,128,400	115,661
	Goldman Sachs Group Inc.	192,000	109,943
	Evercore Inc. Class A	268,900	74,536
*	PayPal Holdings Inc.	571,250	48,756
	Bank of New York Mellon Corp.	606,900	46,628
	CME Group Inc.	166,450	38,655
	Comerica Inc.	507,000	31,358
	Progressive Corp.	125,140	29,985
	KeyCorp.	1,709,500	29,301
	Mastercard Inc. Class A	55,400	29,172
	Fidelity National Information Services Inc.	274,000	22,131
*	WEX Inc.	61,280	10,744
	Charles Schwab Corp.	88,500	6,550
			1,375,923
Health Care (25.3%)
	Eli Lilly & Co.	1,430,402	1,104,270
	AstraZeneca plc ADR	5,522,350	361,824
	Amgen Inc.	1,116,356	290,967
*	Boston Scientific Corp.	3,084,880	275,542
*	Biogen Inc.	1,357,436	207,579
	Bristol-Myers Squibb Co.	2,413,200	136,491
	Thermo Fisher Scientific Inc.	231,160	120,256
[1]	GSK plc ADR	3,016,360	102,013
	Novartis AG ADR	1,009,170	98,202
*	Elanco Animal Health Inc. (XNYS)	7,712,688	93,401
	Zimmer Biomet Holdings Inc.	685,150	72,372
*	Illumina Inc.	381,170	50,936
*	BioMarin Pharmaceutical Inc.	591,150	38,856
	Roche Holding AG	127,357	35,610
	Agilent Technologies Inc.	229,930	30,889
*	LivaNova plc	650,300	30,115
	Stryker Corp.	68,700	24,735
	CVS Health Corp.	361,060	16,208
*	IQVIA Holdings Inc.	49,310	9,690
	Abbott Laboratories	72,000	8,144
[2]	Siemens Healthineers AG	148,420	7,838
	Alcon AG	84,460	7,170
	Sanofi SA ADR	134,000	6,463
	Medtronic plc	44,190	3,530
*	Waters Corp.	7,000	2,597
	Humana Inc.	9,300	2,360
	UnitedHealth Group Inc.	3,305	1,672
	Sandoz Group AG	21,400	877
*,1	GRAIL Inc.	46,562	831
*	Zimvie Inc.	2,930	41
			3,141,479
Industrials (16.3%)
	Siemens AG (Registered)	1,436,779	280,164
	FedEx Corp.	898,200	252,691
	AECOM	2,140,954	228,697
	Southwest Airlines Co.	5,779,569	194,309
*	United Airlines Holdings Inc.	1,488,940	144,576
	Jacobs Solutions Inc.	935,015	124,937
	Delta Air Lines Inc.	1,657,720	100,292
	Airbus SE	521,152	83,452
	TransDigm Group Inc.	60,100	76,164
*	American Airlines Group Inc.	4,075,500	71,036
	United Parcel Service Inc. Class B (XNYS)	521,600	65,774
*	NEXTracker Inc. Class A	1,526,035	55,746
*	XPO Inc.	330,800	43,384
	Moog Inc. Class A	192,800	37,951
	Textron Inc.	476,040	36,412
	Caterpillar Inc.	90,010	32,652
	General Dynamics Corp.	108,300	28,536
*	Amentum Holdings Inc.	1,304,965	27,443
	Otis Worldwide Corp.	205,300	19,013
	Norfolk Southern Corp.	76,200	17,884

Vanguard® PRIMECAP Core Fund
		Shares	Market Value ($000)
	Union Pacific Corp.	72,300	16,487
	Carrier Global Corp.	215,700	14,724
*	Saia Inc.	30,200	13,763
	JB Hunt Transport Services Inc.	65,800	11,229
*	Boeing Co.	48,000	8,496
	Knight-Swift Transportation Holdings Inc.	141,700	7,516
	Rockwell Automation Inc.	25,650	7,330
	L3Harris Technologies Inc.	34,000	7,150
*	GXO Logistics Inc.	149,200	6,490
	Deere & Co.	12,000	5,084
	CSX Corp.	152,300	4,915
*	RXO Inc.	195,000	4,649
	AMETEK Inc.	11,000	1,983
			2,030,929
Information Technology (23.9%)
	Microsoft Corp.	939,450	395,978
*	Flex Ltd.	8,255,540	316,930
	KLA Corp.	487,920	307,448
	Texas Instruments Inc.	1,188,660	222,886
	Oracle Corp.	1,262,800	210,433
	Micron Technology Inc.	2,168,990	182,542
	Intel Corp.	8,208,200	164,574
	Applied Materials Inc.	874,900	142,285
	Apple Inc.	381,000	95,410
	Intuit Inc.	148,500	93,332
	Analog Devices Inc.	414,240	88,009
	HP Inc.	2,694,293	87,915
	ASML Holding NV GDR (Registered)	111,400	77,209
*	Adobe Inc.	154,300	68,614
	Hewlett Packard Enterprise Co.	3,036,940	64,839
	NetApp Inc.	551,600	64,030
	Jabil Inc.	340,000	48,926
	QUALCOMM Inc.	310,120	47,641
	NVIDIA Corp.	333,410	44,774
	Cisco Systems Inc.	704,300	41,695
	Corning Inc.	827,700	39,332
	Seagate Technology Holdings plc	417,600	36,043
	Telefonaktiebolaget LM Ericsson ADR	3,744,400	30,180
	Infineon Technologies AG	892,072	29,119
	Teradyne Inc.	222,240	27,984
*	Keysight Technologies Inc.	120,640	19,378
*	Ciena Corp.	155,000	13,146
*	Western Digital Corp.	136,100	8,116
			2,968,768
Materials (1.2%)
	Glencore plc	9,600,941	42,284
	Albemarle Corp.	439,865	37,864
	DuPont de Nemours Inc.	299,500	22,837
	Corteva Inc.	265,793	15,140
	Tronox Holdings plc	1,014,000	10,211
	Freeport-McMoRan Inc.	239,200	9,109
	Dow Inc.	219,500	8,808
	Linde plc	13,500	5,652
	Greif Inc. Class B	24,000	1,628
			153,533
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	8,232
Total Common Stocks (Cost $4,930,358)			12,227,286

Vanguard® PRIMECAP Core Fund
		Shares	Market Value ($000)
Temporary Cash Investments (1.7%)
Money Market Fund (1.7%)
[3,4]	Vanguard Market Liquidity Fund, 4.466% (Cost $209,745)	2,098,597	209,860
Total Investments (100.0%) (Cost $5,140,103)			12,437,146
Other Assets and Liabilities—Net (0.0%)			(3,524)
Net Assets (100%)			12,433,622
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,839,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, the aggregate value was $7,838,000, representing 0.1% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $5,078,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,718,384	508,902	—	12,227,286
Temporary Cash Investments	209,860	—	—	209,860
Total	11,928,244	508,902	—	12,437,146